Dreyfus Investment Funds

- Dreyfus/The Boston Company Small/Mid Cap Growth Fund ("D/TBCSMCGF")

Incorporated herein by reference is a revised version of the prospectus for D/TBCSMCGF filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on May 1, 2014 (SEC Accession No. 0000885409-14-000006).